Income Taxes - Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Tax provision computed per federal statutory rate			$ (1,131)	$ (7,343)
State taxes, net of federal benefit			(91)	(153)
Foreign rate differential			(8)	908
Accounting Principles Board 23 adjustment			0	9,632
Change in valuation allowance			(668)	(5,254)
Foreign tax credit adjustment			0	(310)
Net operating loss and capital loss adjustment			179	1,493
Impact of rate change			47	159
Foreign currency translation differential			838	1,255
Stock-based compensation forfeitures			621	545
Contingent consideration payable write-off			0	(630)
Other items			213	(302)
Consolidated income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0